Other operating income	12 Months Ended
Dec. 31, 2018
Other Operating Income
Other operating income

Note 7 Other Operating Income

	2018	2017	2016
Sale to joint operations	79	75	72
Exchange rate gains from operations	77	30	34
Sale of non-current assets	5	2	17
Sale of residential cable and fiber operations, Sweden	—	—	3
Service level agreements, for sold operations	16	3	4
Other income	19	18	5
Total other operating income	196	128	135